Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000084913
Account Value [Line Items]
Line Graph and Table Measure Name	Papp Small & Mid-Cap Growth Fund
Account Value	$ 10,000	$ 23,284	$ 19,851	$ 20,341	$ 23,424	$ 20,793	$ 16,882	$ 14,354	$ 13,191	$ 10,455	$ 10,441
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	$ 27,782	$ 20,624	$ 20,062	$ 22,345	$ 18,390	$ 15,548	$ 14,224	$ 14,095	$ 11,462	$ 10,583